Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	20-F
Entity Registrant Name	Qihoo 360 Technology Co Ltd
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Central Index Key	0001508913
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2012
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	123,472,524
Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	60,684,573